LONG-TERM INVESTMENTS, NET - Equity investments measured under measurement alternative and NAV practical expedient (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Long-term investments, net
Initial cost basis	¥ 835,790,000		¥ 1,299,144,000
Cumulated unrealized losses (including impairment)	(774,150,000)		(192,789,000)
Total carry value	61,640,000		1,106,355,000
Upward adjustment	0		0
Impairment loss for equity investments accounted for using measurement alternative	591,876,000	$ 85,814	183,789,000	¥ 9,000,000
Private equity fund
Long-term investments, net
Total carry value	91,000,000.0		126,400,000
Fair value changes recognized	¥ (32,900,000)		51,600,000	¥ 20,400,000
Investment lock-up period	8 years	8 years
Investments Accounted for Under Measurement Alternative
Long-term investments, net
Total carry value	¥ 61,600,000		¥ 1,106,400,000